   As filed with the Securities and Exchange Commission on November 5, 2004.

                                                 File Nos. 333-88312; 811-09861

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                               -----------------

                                   FORM N-6


          Registration Statement Under The Securities Act of 1933              [X]

                         Pre-Effective Amendment No.                           [_]
                         Post-Effective Amendment No. 7                        [X]

                                and/or

 Registration Statement Under The Investment Company Act of 1940               [X]

                            Amendment No. 7                                    [X]
                   (check appropriate box or boxes)


                     GE Capital Life Separate Account III
                          (Exact Name of Registrant)

                 GE Capital Life Assurance Company of New York
                           (Exact Name of Depositor)

            622 Third Avenue, 33rd Floor, New York, New York 10017
              (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6910
              (Depositor's Telephone Number, including Area Code)

                            Heather C. Harker, Esq.
                 Vice President and Associate General Counsel
                 GE Capital Life Assurance Company of New York
                             6610 W. Broad Street
                           Richmond, Virginia 23230
               (Name and complete address of Agent for Service)

          -----------------------------------------------------------
                 Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

[_]  immediately upon filing pursuant to paragraph (b) of Rule 485

[X]  on November 15, 2004 pursuant to paragraph (b) of Rule 485

[_]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[_]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


================================================================================

                     SUPPLEMENT DATED NOVEMBER 15, 2004 TO

                      PROSPECTUS DATED APRIL 30, 2004 FOR

           FLEXIBLE PREMIUM SINGLE LIFE AND JOINT AND LAST SURVIVOR
                       VARIABLE LIFE INSURANCE POLICIES

                                   ISSUED BY

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                     GE CAPITAL LIFE SEPARATE ACCOUNT III

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Subaccount Not Available For New Purchase Payments

The Janus Aspen Series -- International Growth Portfolio -- Service Shares is not available for new purchase payments on or after November 15, 2004. Any requests for purchases into the International Growth Portfolio -- Service Shares on or after November 15, 2004 will be refused. Assets allocated to the International Growth Portfolio -- Service Shares prior to November 15, 2004 may remain allocated to the Portfolio; however, if such assets are transferred or surrendered from the Portfolio, they may not be reallocated to the Portfolio.

Contract owners participating in an asset rebalancing or dollar cost averaging program in which one of the Portfolios is the Janus Aspen
Series -- International Growth Portfolio -- Service Shares must elect a replacement Portfolio within 30 days of the date of this supplement or the asset rebalancing program or dollar cost averaging program will be terminated.

Two New Subaccounts

Effective November 15, 2004, two new Subaccounts will be available under the contract. The respective Subaccounts will invest in two new Portfolios, the AIM Variable Insurance Funds -- AIM V.I. International Growth Fund -- Series II Shares and the AllianceBernstein Variable Products Series Fund, Inc.
 -- AllianceBernstein International Value Portfolio -- Class B. Accordingly, the "Subaccounts" section of your contract prospectus is revised by adding the following disclosure:

                  Subaccount Investing In          Investment Objective               Adviser
                  ----------------------------------------------------------------------------------
AIM VARIABLE      AIM V.I. International   Seeks to provide long-term growth of A I M Advisors, Inc.
INSURANCE FUNDS   Growth Fund -- Series II capital.
                  Shares
                  ----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN AllianceBernstein        Seeks long-term growth of capital    Alliance Capital
VARIABLE PRODUCTS International Value                                           Management, L.P.
SERIES FUND, INC. Portfolio -- Class B
                  ----------------------------------------------------------------------------------

In addition, Appendix B to your prospectus is amended to include the following:

                      Underlying Portfolio Annual Expenses (as a percentage of underlying portfolio net assets, before any expense reimbursements or fee waiver arrangements) as of December 31, 2003.

                                                                                                         Total
                                                                                                       Underlying
                                                              Management 12b-1 Administrative  Other   Portfolio
                                                                 Fees    Fees     Expense     Expenses  Expenses
-----------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds
-----------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund --  Series II Shares        0.75%   0.25%      N/A         0.35%     1.35%

AllianceBernstein Variable Products Series Fund, Inc.
-----------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B     1.00%   0.25%      N/A         0.49%     1.74%

                      Underlying Portfolio Annual Expenses (as a percentage of underlying portfolio net assets, after any expense reimbursements or fee waiver arrangements) as of December 31, 2003.

                                                                                                         Total
                                                                                                       Underlying
                                                              Management 12b-1 Administrative  Other   Portfolio
                                                                 Fees    Fees     Expense     Expenses  Expenses
-----------------------------------------------------------------------------------------------------------------

AllianceBernstein Variable Products Series Fund, Inc.
-----------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B     0.75%   0.25%      N/A         0.49%     1.49%

                               Part A and Part B

Part A of Post-Effective Amendment No. 5 and Part B of Post-Effective Amendment No. 6 to this Registration Statement (SEC File No. 333-88312), including the form of the prospectus and any supplements thereto, are herein incorporated by reference.

                          PART C:  OTHER INFORMATION

Item 27.  Exhibits

(a)(1)    Resolution of the Board of Directors of GE Capital Life Assurance Company of New York
          authorizing the establishment of GE Capital Life Separate Account III. Previously filed as Exhibit
          (1)(a) on March 21, 2000 with initial filing to the Registration Statement on Form S-6. Registration
          No. 333-32908.

(a)(2)    Resolution of the Board of Directors of GE Capital Life Assurance Company of New York
          authorizing the establishment of 43 Subaccounts of the GE Capital Life Separate Account III
          investing in shares of 43 portfolios. Previously filed as Exhibit (1)(b) on March 21, 2000 with initial filing to the Registration Statement on Form S-6. Registration No. 333-32908.

(a)(3)    Resolution of the Board of Directors of GE Capital Life Assurance Company of New York
          authorizing the establishment of 41 Subaccounts of the GE Capital Life Separate Account III
          investing in shares of 41 portfolios. Previously filed as Exhibit (1)(c) on March 21, 2000 with initial filing to the Registration Statement on Form S-6. Registration No. 333-32908.

(b)       Not Applicable

(c)(1)    Underwriting Agreement between GE Capital Life Assurance Company of New York and Capital
          Brokerage Corporation. Previously filed as Exhibit (3)(a) on May 13, 1998 with Pre-Effective
          Amendment No. 1 to the Registration Statement on Form N-4 for GE Capital Life Separate
          Account II. Registration No. 333-39955.

(c)(2)    Broker-Dealer Sales Agreement between GE Capital Life Assurance Company of New York and
          Capital Brokerage Corporation. Previously filed as Exhibit (3)(b) on May 13, 1998 with Pre-
          Effective Amendment No. 1 to the Registration Statement on Form N-4 for GE Capital Life
          Separate Account II. Registration No. 333-39955.

(c)(3)    Commission Schedule between GE Capital Life Assurance Company of New York and Capital
          Brokerage Corporation. Previously filed as Exhibit (3)(c) on July 31, 2002 with Pre-Effective
          Amendment No. 1 to the Registration Statement on Form S-6 for GE Capital Life Separate
          Account III. Registration No. 333-32908.

(d)(1)    Policy Form Single Life, NY 1260 7/01. Previously filed as Exhibit 5(a) on May 15, 2002 with
          Initial Filing of Registration Statement on Form S-6 for GE Capital Life Separate Account III.
          Registration No. 333-88312.

(d)(2)    Policy Form Joint and Last Survivor Policy, NY 1261 7/01. Previously filed as Exhibit 5(a) on
          May 15, 2002 with Initial Filing of Registration Statement on Form S-6 for GE Capital Life
          Separate Account III. Registration No. 333-88312.

(d)(3)    Endorsements to the Policy:

(d)(3)(A) Accidental Death Benefit Rider. Previously filed as Exhibit 5(b) on March 21, 2000 with Initial
          Filing of Registration Statement on Form S-6 for GE Capital Life Separate Account III.
          Registration No. 333-32908.

(d)(3)(B) Waiver of Monthly Deduction Rider. Previously filed as Exhibit 5(b) on March 21, 2000 with
          Initial Filing of Registration Statement on Form S-6 for GE Capital Life Separate Account III.
          Registration No. 333-32908.

(d)(3)(C) Four Year Term Rider. Previously filed as Exhibit 5(b) on March 21, 2000 with Initial Filing of
          Registration Statement on Form S-6 for GE Capital Life Separate Account III. Registration No.
          333-32908.

(d)(3)(D) Policy Split Option Rider. Previously filed as Exhibit 5(b) on March 21, 2000 with Initial Filing of
          Registration Statement on Form S-6 for GE Capital Life Separate Account III. Registration No.
          333-32908.


(e)    Application for Variable Life Policy. Previously filed as Exhibit 10 on May 15, 2002 with Initial
       Filing of Registration Statement on Form S-6 for GE Capital Life Separate Account III.
       Registration No. 333-88312.

(f)(1) Articles of Incorporation of GE Capital Life Assurance Company of New York. Previously filed as
       Exhibit 6(a) on September 10, 1997 with Initial Filing of Registration Statement on Form N-4 for
       GE Capital Life Separate Account II. Registration No. 333-39955.

(f)(2) By-Laws of GE Capital Life Assurance Company of New York. Previously filed as Exhibit 6(b) on
       September 10, 1997 with Initial Filing of Registration Statement on Form N-4 for GE Capital Life
       Separate Account II. Registration No. 333-39955.

(g)    Reinsurance Agreements. Not Applicable.

(h)(1) Participation Agreement among Federated Insurance Series and GE Capital Life Assurance
       Company of New York. Previously filed as Exhibit 8(a) on May 13, 1998 with Pre-Effective
       Amendment No. 1 to the Registration Statement on Form N-4 for GE Capital Life Separate
       Account II. Registration No. 333-39955.

(h)(2) Amendment to Participation Agreement among Federated Insurance Series and GE Capital Life
       Assurance Company of New York. Previously filed as Exhibit 8(a)(i) on July 31, 2000 with Pre-
       Effective Amendment No. 1 to the Registration Statement on Form S-6 for GE Capital Life
       Separate Account III. Registration No. 333-32908.

(h)(3) Participation Agreement among GE Investments Funds, Inc. and GE Capital Life Assurance
       Company of New York. Previously filed as Exhibit 8(b) on May 13, 1998 with Pre-Effective
       Amendment No. 1 to the Registration Statement on Form N-4 for GE Capital Life Separate
       Account II. Registration No. 333-39955.

(h)(4) Amendment to Participation Agreement among GE Investments Funds, Inc. and GE Capital Life
       Assurance Company of New York. Previously filed as Exhibit 8(b)(i) on July 31, 2000 with Pre-
       Effective Amendment No. 1 to the Registration Statement on Form S-6 for GE Capital Life
       Separate Account III. Registration No. 333-32908.

(h)(5) Participation Agreement among Janus Aspen Series and GE Capital Life Assurance Company of
       New York. Previously filed as Exhibit 8(c) on May 13, 1998 with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for GE Capital Life Separate Account II. Registration
       No. 333-39955.

(h)(6) Amendment to Participation Agreement among Janus Aspen Series and GE Capital Life Assurance
       Company of New York. Previously filed as Exhibit 8(c)(i) on July 31, 2000 with Pre-Effective
       Amendment No. 1 to the Registration Statement on Form S-6 for GE Capital Life Separate
       Account III. Registration No. 333-32908.

(h)(7) Participation Agreement among Oppenheimer Variable Account Funds and GE Capital Life
       Assurance Company of New York. Previously filed as Exhibit 8(d) on May 13, 1998 with Pre-
       Effective Amendment No. 1 to the Registration Statement on Form N-4 for GE Capital Life
       Separate Account II. Registration No. 333-39955.

(h)(8) Amendment to Participation Agreement among Oppenheimer Variable Account Funds and GE
       Capital Life Assurance Company of New York. Previously filed as Exhibit 8(d)(i) on July 31, 2000 with Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 for GE Capital
       Life Separate Account III. Registration No. 333-32908.

(h)(9) Participation Agreement among Fidelity Variable Insurance Products Fund and GE Capital Life
       Assurance Company of New York. Previously filed as Exhibit 8(e) on May 13, 1998 with Pre-
       Effective Amendment No. 1 to the Registration Statement on Form N-4 for GE Capital Life
       Separate Account II. Registration No. 333-39955.


(h)(10) Amendment to Participation Agreement among Fidelity Variable Insurance Products Fund and GE
        Capital Life Assurance Company of New York. Previously filed as Exhibit 8(e)(i) on July 31, 2000 with Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 for GE Capital
        Life Separate Account III. Registration No. 333-32908.

(h)(11) Participation Agreement among Fidelity Variable Insurance Products Fund II and GE Capital Life
        Assurance Company of New York. Previously filed as Exhibit 8(f) on May 13, 1998 with Pre-
        Effective Amendment No. 1 to the Registration Statement on Form N-4 for GE Capital Life
        Separate Account II. Registration No. 333-39955.

(h)(12) Amendment to Participation Agreement among Fidelity Variable Insurance Products Fund II and
        GE Capital Life Assurance Company of New York. Previously filed as Exhibit 8(f)(i) on July 31,
        2000 with Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 for GE
        Capital Life Separate Account III. Registration No. 333-32908.

(h)(13) Participation Agreement among Fidelity Variable Insurance Products Fund III and GE Capital Life
        Assurance Company of New York. Previously filed as Exhibit 8(g) on May 13, 1998 with Pre-
        Effective Amendment No. 1 to the Registration Statement on Form N-4 for GE Capital Life
        Separate Account II. Registration No. 333-39955.

(h)(14) Amendment to Participation Agreement among Fidelity Variable Insurance Products Fund III and
        GE Capital Life Assurance Company of New York. Previously filed as Exhibit 8(g)(i) on July 31,
        2000 with Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 for GE
        Capital Life Separate Account III. Registration No. 333-32908.

(h)(15) Participation Agreement among Dreyfus and GE Capital Life Assurance Company of New York.
        Previously filed as Exhibit 8(h) on August 15, 2002 with Pre-Effective Amendment No. 1 to the
        Registration Statement on Form S-6 for GE Capital Life Separate Account III. Registration No.
        333-88312.

(h)(16) Participation Agreement among MFS Variable Insurance Trust and GE Capital Life Assurance
        Company of New York. Previously filed as Exhibit 8(i) on August 15, 2002 with Pre-Effective
        Amendment No. 1 to the Registration Statement on Form S-6 for GE Capital Life Separate
        Account III. Registration No. 333-88312.

(h)(17) Participation Agreement among Van Kampen Life Investment Trust and GE Capital Life
        Assurance Company of New York. Previously filed as Exhibit 8(j) on August 15, 2002 with Pre-
        Effective Amendment No. 1 to the Registration Statement on Form S-6 for GE Capital Life
        Separate Account III. Registration No. 333-88312.

(h)(18) Participation Agreement among PIMCO Variable Insurance Trust and GE Capital Life Assurance
        Company of New York. Previously filed as Exhibit 8(k) on August 15, 2002 with Pre-Effective
        Amendment No. 1 to the Registration Statement on Form S-6 for GE Capital Life Separate
        Account III. Registration No. 333-88312.

(h)(19) Participation Agreement among Rydex Variable Trust and GE Capital Life Assurance Company of
        New York. Previously filed as Exhibit 8(l) on August 15, 2002 with Pre-Effective Amendment No.
        1 to the Registration Statement on Form S-6 for GE Capital Life Separate Account III. Registration
        No. 333-88312.

(h)(20) Participation Agreement between Greenwich Series Trust and GE Capital Life Assurance
        Company of New York. Previously filed on August 27, 2003 with Post-Effective Amendment No.
        10 to Form N-4 for GE Capital Life Separate Account II. Registration No. 333-47016.

(h)(21) Participation Agreement between Eaton Vance Variable Trust and GE Capital Life Assurance
        Company of New York. Previously filed with Post-Effective Amendment No. 5 to Form N-6 for
        GE Capital Life Separate Account III. Registration No. 333-88312.

(h)(22) Participation Agreement between Nations Separate Account Trust and GE Capital Life Assurance
        Company of New York. Previously filed with Post-Effective Amendment No. 5 to Form N-6 for
        GE Capital Life Separate Account III. Registration No. 333-88312.

(h)(23) Participation Agreement between the Prudential Series Fund, Inc. and GE Capital Life Assurance
        Company of New York. Previously filed with Post-Effective Amendment No. 5 to Form N-6 for
        GE Capital Life Separate Account III. Registration No. 333-88312.


(h)(24) Participation Agreement between Van Kampen Life Investment Trust and GE Capital Life
        Assurance Company of New York. Previously filed with Post-Effective Amendment No. 5 to Form
        N-6 for GE Capital Life Separate Account III. Registration No. 333-88312.

(h)(25) Participation Agreement between A I M Variable Insurance Funds and GE Capital Life Assurance
        Company of New York. Previously filed on May 1, 2002 with Post-Effective Amendment 5 to
        Form N-4 for GE Capital Life Separate Account II. Registration No. 333-47016.

(h)(26) Participation Agreement between AllianceBernstein Variable Products Series Fund, Inc. and GE
        Capital Life Assurance Company of New York. Previously filed on May 1, 2002 with Post-
        Effective Amendment 5 to Form N-4 for GE Capital Life Separate Account II. Registration
        No. 333-47016.

(h)(27) Participation Agreement between Merrill Lynch Variable Series Funds, Inc between GE Capital
        Life Assurance Company of New York. Previously filed on April 26, 2004 with Post-Effective
        Amendment No. 5 and to Form N-6 for GE Capital Life Separate Account III, SEC File No.
        333-88312.

(h)(28) Participation Agreement between Salomon Brothers Variable Series Fund Inc between GE Capital
        Life Assurance Company of New York. Previously filed September 29, 2000 with initial filing to
        Form N-4 for GE Capital Life Separate Account II. Registration No. 333-47016.

(h)(29) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Capital Life
        Assurance Company of New York. Filed herewith.

(h)(30) Amendment to Fund Participation Agreement between Janus Aspen Series and GE Capital Life
        Assurance Company of New York. Filed herewith.

(i)     Not Applicable.

(j)     Not Applicable.

(k)     Opinion and Consent of Counsel. Previously filed on April 30, 2004 with Post Effective
        Amendment No. 5 to Form N-6 for GE Capital Life Separate Account III, Registration
        No. 333-88312.

(l)     Not Applicable.

(m)     Not Applicable.

(n)     Consent of Independent Auditors. Previously filed on April 30, 2004 with Post Effective
        Amendment No. 5 to Form N-6 for GE Capital Life Separate Account III, Registration
        No. 333-88312.

(o)     Not Applicable.

(p)     Not Applicable.

(q)     Memorandum describing GE Capital Life Assurance Company of New York, Transfer,
        Redemption and Exchange Procedures for Policies. Previously filed as Exhibit 7 on July 31, 2000 with Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 for GE Capital
        Life Separate Account III. Registration No. 333-32908.

(r)     Power of Attorney dated November 1, 2004. Filed herewith.

Item 28.  Directors and Officers of the Depositor


         Name                      Address                   Position with Company
         ----          -------------------------------- -------------------------------
Marshal S. Belkin..... 345 Kear Street                  Director
                       Yorktown Heights, New York 10598
Richard I. Byer....... 317 Madison Avenue               Director
                       New York, New York 10017
Bernard M. Eiber...... 55 Northern Boulevard            Director
                       Great Neck, New York
Kelly L. Groh......... 6610 West Broad Street           Director
                       Richmond, Virginia 23230
Paul A. Haley......... 6610 West Broad Street           Director, Senior Vice President
                       Richmond, Virginia 23230         and Chief Actuary
Jerry S. Handler...... 151 West 40th Street             Director
                       New York, New York 10018
Gerald A. Kaufman..... 15 Glenwood Road                 Director
                       Plainview, New York 11803
Leon E. Roday......... 6620 West Broad Street           Director and Senior Vice
                       Richmond, Virginia 23230         President
Isidore Sapir......... 449 Golden River Drive           Director
                       Golden Lakes Village
                       West Palm Beach, Florida 33411
Pamela S. Schutz...... 6610 West Broad Street           Director and Executive Vice
                       Richmond, Virginia 23230         President
David J. Sloane....... 622 Third Avenue, 33rd Floor     Director, Chairperson of the
                       New York, New York 10017         Board, President and Chief
                                                        Executive Officer
Geoffrey S. Stiff..... 6610 West Broad Street           Director and Senior Vice
                       Richmond, Virginia 23230         President
Thomas M. Stinson..... 6630 West Broad Street           Director and President, Long
                       Richmond, Virginia 23230         Term Care Division
Thomas E. Duffy....... 6610 West Broad Street           Senior Vice President, General
                       Richmond, Virginia 23230         Counsel and Secretary
J. Kevin Helmintoller. 6610 West Broad Street           Senior Vice President and Chief
                       Richmond, Virginia 23230         Financial Officer
William R. Wright, Jr. 6604 West Broad Street           Senior Vice President and Chief
                       Richmond, Virginia 23230         Investment Officer
Heather C. Harker..... 6610 West Broad Street           Vice President and Associate
                       Richmond, Virginia 23230         General Counsel
John E. Karaffa....... 6610 West Broad Street           Vice President and Controller
                       Richmond, Virginia 23230
Gary T. Prizzia....... 6620 West Broad Street           Treasurer
                       Richmond, Virginia 23230

Item 29. Persons Controlled by or Under Common Control with the Depositor or the Registrant

The following chart identifies the persons controlled by or under common control with the Depositor or the Registrant.

                                  [FLOW CHART]

Item 30.  Indemnification

(a) Article VIII, Section 1 of the By-Laws of GE Capital Life Assurance Company of New York provides that:

   (a) The Corporation may indemnify any person, made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the Corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other Corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he, his testator or intestate, was a director or officer of the Corporation, or served such other Corporation, partnership, joint venture, trust, employee benefit plan, or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including fines, amounts paid in settlement and reasonable expenses, including attorney's fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonable believed to be in, or, in the case of service for any other Corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful.

   (b) The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other Corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation or that he had reasonable cause to believe that his conduct was unlawful.

   (c) A Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he, his testator or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other Corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense or settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in or in the case of service for other Corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to the best interests of the Corporation, except that no indemnification under this paragraph shall be made in respect of (1) a threatened action or a pending action which is settled or otherwise disposed of or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement and expenses as the court deems proper.

   (d) For the purpose of this section, the Corporation shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the Corporation also imposes duties on, or otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the Corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise under circumstances where the burden of proof set forth in Section 11(b) of the Act has not been sustained, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(b)  Rule 484 Undertaking

Section 722 of the Code of New York, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of New York in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

Item 31.  Principal Underwriters

(a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through GE Capital Life Separate Accounts II and III.

(b)


          Name                  Address          Positions and Offices with Underwriter
          ----                  -------          --------------------------------------
James J. Buddle.......... 6620 W. Broad St.    Director
                          Richmond, VA 23230
Robert T. Methven........ 3001 Summer St.      Director, President and Chief Executive
                          2nd Floor            Officer
                          Stamford, CT 06905
Geoffrey S. Stiff........ 6610 W. Broad St.    Director and Senior Vice President
                          Richmond, VA 23230
Richard P. McKenney...... 6620 W. Broad St.    Senior Vice President
                          Richmond, VA 23230
Edward J. Wiles, Jr...... 3001 Summer St.,     Senior Vice President and Chief Compliance
                          2nd Floor            Officer
                          Stamford, CT 06905
Ward E. Bobitz........... 6620 W. Broad Street Vice President and Assistant Secretary
                          Richmond, VA 23230

          Name                    Address            Positions and Offices with Underwriter
          ----                    -------            --------------------------------------
Joan H. Cleveland........ 700 Main St.             Vice President
                          Lynchburg, VA 24504
Brenda A. Daglish........ 6604 West Broad St.      Vice President and Assistant Treasurer
                          Richmond, VA 23230
William E. Daner, Jr..... 6610 W. Broad St.        Vice President, Counsel and Secretary
                          Richmond, VA 23230
Melissa K. Gray.......... 6620 W. Broad St.        Vice President
                          Richmond, VA 23230
Kelly L. Groh............ 6610 W. Broad Street     Vice President and Chief Financial Officer
                          Richmond, Virginia 23230
Richard J. Kannan........ 6610 W. Broad St.        Vice President
                          Richmond, VA 23230
John E. Karaffa.......... 6610 W. Broad St.        Vice President, Controller and Financial &
                          Richmond, VA 23230       Operations Principal
James J. Kuncl........... 6620 W. Broad St.        Vice President
                          Richmond, VA 23230
Jamie S. Miller.......... 6620 W. Broad St.        Vice President
                          Richmond, VA 23230
Gary T. Prizzia.......... 6620 W. Broad Street     Treasurer
                          Richmond, VA 23230
Russell S. Rubino........ 6620 W. Broad St.        Vice President
                          Richmond, VA 23230


(c) Compensation from the Registrant

       (1)              (2)                (3)             (4)            (5)
                                     Compensation on
                  Net Underwriting Events Occasioning
Name of Principal  Discounts and   the Deduction of a   Brokerage
   Underwriter      Commissions    Deferred Sales Load Commissions Other Compensation
----------------- ---------------- ------------------- ----------- ------------------
Capital Brokerage
  Corporation           N/A                N/A             90%            N/A

Item 32.  Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by GE Capital Life Assurance Company of New York at its Home Office, located at 622 Third Avenue, 33rd Floor, New York, New York 10017 and at 6610 West Broad Street, Richmond, Virginia 23230 and 3100 Albert Lankford Drive, Lynchburg, Virginia 24501.

Item 33.  Management Services

Not Applicable

Item 34.  Fee Representation

GE Capital Life Assurance Company of New York hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GE Capital Life Assurance Company of New York.

                                  SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and State of Virginia, on the 5th day of November, 2004.


                                                  GE Capital Life Separate
                                                  Account III
                                                  -----------------------------
                                                  Registrant

                                              By: /s/  GEOFFREY S. STIFF
                                                  -----------------------------
                                                  Geoffrey S. Stiff
                                                  Director and Senior Vice
                                                  President

                                                  GE Capital Life Assurance
                                                  Company of New York
                                                  -----------------------------
                                                  (Depositor)

                                              By: /s/  GEOFFREY S. STIFF
                                                  -----------------------------
                                                  Geoffrey S. Stiff
                                                  Director and Senior Vice
                                                  President

    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


          Signature                        Title                    Date
          ---------                        -----                    ----

              *                Director and Executive Vice    November 5, 2004
-----------------------------    President
      Pamela S. Schutz

              *                Director                       November 5, 2004
-----------------------------
     Marshall S. Belkin

              *                Director                       November 5, 2004
-----------------------------
       Richard I. Byer

              *                Director                       November 5, 2004
-----------------------------
      Bernard M. Eiber

              *                Director                       November 5, 2004
-----------------------------
        Kelly L. Groh

              *                Director                       November 5, 2004
-----------------------------
        Paul A. Haley

              *                Director                       November 5, 2004
-----------------------------
      Jerry S. Handler

              *                Director                       November 5, 2004
-----------------------------
      Gerald A. Kaufman

          Signature                        Title                    Date
          ---------                        -----                    ----

              *                Director and Senior Vice       November 5, 2004
-----------------------------    President
        Leon E. Roday

              *                Director                       November 5, 2004
-----------------------------
        Isidore Sapir

              *                Director, Senior Vice          November 5, 2004
-----------------------------    President and Chief
       David J. Sloane           Administrative Officer

   /s/  GEOFFREY S. STIFF      Director and Senior Vice       November 5, 2004
-----------------------------    President
      Geoffrey S. Stiff

              *                Director and President of      November 5, 2004
-----------------------------    Long Term Care Division
      Thomas M. Stinson

              *                Senior Vice President,         November 5, 2004
-----------------------------    General Counsel and
       Thomas E. Duffy           Secretary

              *                Senior Vice President and      November 5, 2004
-----------------------------    Chief Financial Officer
    J. Kevin Helmintoller

              *                Vice President and Controller  November 5, 2004
-----------------------------
       John E. Karaffa

 *By: /s/  GEOFFREY S. STIFF   , pursuant to Power of         November 5, 2004
-----------------------------    Attorney executed on
      Geoffrey S. Stiff          November 1, 2004.